UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21539


                First Trust Senior Floating Rate Income Fund II
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          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
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 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
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  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end:   May 31
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             Date of reporting period: July 1, 2015 - June 30, 2016
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1.  Proxy Voting Record

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FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
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
MEETING DATE   COMPANY                                                                TICKER            SECURITY ID
05/11/16       LyondellBasell Industries NV                                           LYB               N53745100
ITEM NUMBER    AGENDA ITEM                                                            MGMT REC          VOTE CAST       PROPONENT
1a             Elect Jacques Aigrain to Supervisory Board                             For               For             Mgmt
1b             Elect Lincoln Benet to Supervisory Board                               For               For             Mgmt
1c             Elect Nance K. Dicciani to Supervisory Board                           For               For             Mgmt
1d             Elect Bruce A. Smith to Supervisory Board                              For               For             Mgmt
2a             Elect Thomas Aebischer to Management Board                             For               For             Mgmt
2b             Elect Dan Coombs to Management Board                                   For               For             Mgmt
2c             Elect James D. Guilfoyle to Management Board                           For               For             Mgmt
3              Adopt Financial Statements and Statutory Reports                       For               For             Mgmt
4              Approve Discharge of Management Board                                  For               For             Mgmt
5              Approve Discharge of Supervisory Board                                 For               For             Mgmt
6              Ratify PricewaterhouseCoopers LLP as Auditors                          For               For             Mgmt
7              Ratify PricewaterhouseCoopers Accountants N.V. as Auditors             For               For             Mgmt
8              Approve Dividends of USD 3.12 Per Share                                For               For             Mgmt
9              Advisory Vote to Ratify Named Executive Officers' Compensation         For               For             Mgmt
10             Authorize Repurchase of Up to 10 Percent of Issued Share Capital       For               For             Mgmt

MEETING DATE   COMPANY                                                                TICKER            SECURITY ID
06/10/16       New Millennium Holdco, Inc.                                            MILHYBI.LX        01367912D

ITEM NUMBER    AGENDA ITEM                                                            MGMT REC          VOTE CAST       PROPONENT
1              Approve 2016 Equity Incentive Plan                                     For               For             Mgmt

                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                           -------------------------------------------------


By (Signature and Title)*  /s/ James M. Dykas
                           -----------------------------------
                           James M. Dykas, President and
                           Chief Executive Officer

Date                       August 5, 2016
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* Print the name and title of each signing officer under his or her signature.